S000008430 [Member] Investment Objectives and Goals - Municipal Bond Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Municipal Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	A high level of interest income that is excluded from federal income taxation, to the extent consistent with prudent investment management and the preservation of capital.